Operating Costs - Summary of Compensation of Key Management Personnel (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Operating Costs [Abstract]
Short-term employee benefits	£ 9,600,000	£ 13,500,000	£ 11,800,000
Post employment benefits	1,000,000	1,200,000	1,300,000
Share-based payments	7,100,000	5,000,000	6,200,000
Termination benefits	0	600,000	2,200,000
Compensation of key management personnel	17,700,000	20,300,000	21,500,000
Cash bonuses	£ 0	£ 3,800,000	£ 3,200,000